Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Segment shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Customer Segment shares	Dec. 31, 2021 USD ($) Customer shares	Jan. 01, 2023
Finite-Lived Intangible Assets [Line Items]
Amounts over the federally insured limits			$ 13,137,000	$ 18,777,000
Losses incurred to date on deposit balances			$ 0
Number of customers who accounted for greater than 10% of accounts receivable | Customer			1	3
Number of customers who accounted for greater than ten percent of revenue | Customer			0	0
Allowance for credit losses	$ 23,458		$ 23,458	$ 0
Impairment of long-lived assets			$ 0	0
Number of reportable segment | Segment	1		1
Number of operating segments | Segment			1
Goodwill impairment charges	$ 0	$ 0	$ 0	0
Impairment of intangible assets	0	$ 0	0	0
Uncertain tax positions			0	0
Uncertain tax positions, interest or penalties			0	0
Accounts receivable from contracts with customers			1,437,786	208,762
Unbilled receivables from contracts with customers			350,393	14,978
Deferred revenue			288,499	1,165,248
Performance guarantee liabilities	$ 295,614		$ 244,029	$ 418,988
Accounts receivable, payments term	30 days		30 days
Number of shares excluded to calculate diluted net earnings per share as their effect would have been antidilutive | shares	1,149,108	839,994	957,930	639,030
Advertising expenses			$ 80,925	$ 1,261,296
Accounting Standards Update 2020-06
Finite-Lived Intangible Assets [Line Items]
Change in accounting principle, accounting standards update, adoption date			Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted			true
Change in accounting principle, accounting standards update, immaterial effect			true
Accounting Standards Update 2022-04
Finite-Lived Intangible Assets [Line Items]
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2023
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, immaterial effect					true
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years		5 years
Minimum | Capitalized Software
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years		3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years		10 years
Maximum | Capitalized Software
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years		5 years
Credit Concentration Risk | Accounts Receivable | Customer one
Finite-Lived Intangible Assets [Line Items]
Customer Percentage			11.20%	43.00%
Credit Concentration Risk | Accounts Receivable | Customer two
Finite-Lived Intangible Assets [Line Items]
Customer Percentage				26.00%
Credit Concentration Risk | Accounts Receivable | Customer three
Finite-Lived Intangible Assets [Line Items]
Customer Percentage				24.00%